FINANCING AND FINANCIAL INSTRUMENTS - Risk management policy - Capital Management (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Financial Instruments [Abstract]
Total equity	$ 40,483,000,000	$ 44,108,000,000	$ 40,855,000,000	$ 32,325,000,000
Net debt (including nil and 67 cash and debt classified as held for sale as of December 31, 2019 and December 31, 2018 respectively)	$ 9,345,000,000	$ 10,196,000,000
Gearing	23.10%	23.10%
Net debt classified as held for sale	$ 0	$ 67,000,000